Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Oct. 29, 2015
Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2015
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
SilverPepper Commodity Strategies Global Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION SILVERPEPPER COMMODITY STRATEGIES GLOBAL MACRO FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives:
Investment objective	rr_ObjectivePrimaryTextBlock

The primary investment objective of the SilverPepper Commodity Strategies Global Macro Fund (the “Commodity Strategies Global Macro Fund”) is to seek returns that are largely uncorrelated with the returns of the general stock and bond markets. The Commodity Strategies Global Macro Fund also seeks capital appreciation.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Commodity Strategies Global Macro Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2025
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Commodity Strategies Global Macro Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Commodity Strategies Global Macro Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Commodity Strategies Global Macro Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 146% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	146.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Commodity Strategies Global Macro Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Commodity Strategies Global Macro Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Commodity Strategies Global Macro Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Global Macro is an investment strategy that is defined by its freedom to trade both long and short positions in an array of asset classes and investment instruments located anywhere in the world. The Commodity Strategies Global Macro Fund intends to take full advantage of its investment freedom, but plans to do so based primarily on its Sub-Advisor’s views of commodity prices.

The Advisor and Sub-Advisor believe that the Commodity Strategies Global Macro Fund is distinguished from other global macro funds by its focus on the impact that commodity fundamentals (the factors that impact the supply and demand of commodities) have on commodity prices as well as the prices of other asset classes. Regardless of whether the Commodity Strategies Global Macro Fund owns a stock, bond, commodity or currency, the reason for holding that asset will always be influenced, in some way or another, by the Sub-advisor’s views of commodity prices. Under normal market conditions, the Fund expects to primarily invest in securities and instruments that provide investment exposure to a variety of countries and regions throughout the world, including both developed and emerging markets. For purposes of compliance of this investment policy, the Advisor and Sub-Advisor consider the Fund’s investment in foreign currencies, sovereign debt, foreign equities and futures contracts that are linked to the performance of commodities, to provide global exposure because of the global nature of the production and consumption of the commodities underlying such contracts. In particular, the Fund may invest in foreign currencies, sovereign debt, foreign equities and futures contracts that are linked to the performance of commodities. The commodities underlying the futures contracts in which the Fund invests are produced and consumed throughout the world. Adverse economic, social, political or environmental conditions may affect the production and/or consumption of certain commodities in different countries or regions and, therefore, may have a significant effect on the overall value of such commodities. As a result, the Advisor and Sub-Advisor consider futures contracts linked to the performance of commodities to be tied to the economic fortunes and risks of various countries throughout the world. The Fund further expects that, under normal circumstances, to provide investment exposure to at least three different countries other than the U.S.

The day-to-day management of the Commodity Strategies Global Macro Fund is conducted by Galtere Inc. (“Galtere” or the “Sub-Advisor”), which specializes in managing commodity-based global macro investment strategies. To implement the investment strategy for the Commodity Strategies Global Macro Fund, Galtere draws on its experience and expertise in commodity markets to identify market drivers, or trends, which may create favorable investment opportunities for the Commodity Strategies Global Macro Fund. This analysis includes consideration of factors such as geopolitical movements, economic cycles, international production and consumption patterns, demographics, and weather patterns. From this global snapshot, three to five investment themes are developed, across which capital is generally evenly allocated. While these themes are typically long-term, they undergo constant reevaluation. As long as Galtere’s fundamental research continues to support the underlying hypotheses of a theme, the theme will be the primary driver of specific investments within the Commodity Strategies Global Macro Fund.

To implement specific investments and profile specific long or short trades that align with its themes, all asset classes, such as common stocks, bonds, commodities, and currencies, are considered. Detailed, bottom-up fundamental analysis is used to profile the trades. Once the specific investment instrument is chosen that best articulates the theme, then Galtere’s proprietary price-analysis model is used to identify what it believes will be the most advantageous entry and exit prices for that investment. Generally, a combination of five to 15 long and short positions are used to express each theme. Bonds in which the Fund invests will generally be investment grade, of any maturity, and may include, but are not limited to, those of U.S. government, sovereign and corporate issuers. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody’s or Fitch, determined by the Fund’s Sub-Advisor to be of comparable credit quality.

The investment approach also places a strong emphasis on risk management. Galtere uses future and options contracts for risk management in an attempt to reduce or eliminate position-specific risk or volatility. Galtere’s process uses a variety of hedging and other investment techniques that seek to protect capital and reduce the frequency and severity of loss.

The Commodity Strategies Global Macro Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than a “diversified” mutual fund.

As part of pursuing its investment strategy, the Commodity Strategies Global Macro Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s Advisor and has the same investment objective as the Commodity Strategies Global Macro Fund. The Subsidiary will generally invest in derivatives, including futures, options, swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions.

The instruments in which the Commodity Strategies Macro Global Fund invests may have payments linked to the performance of commodities. Although the Commodity Strategies Global Macro Fund expects to make these investments principally by investing in the Subsidiary, the Commodity Strategies Global Macro Fund also may invest directly in the same instruments to the extent permitted under the 1940 Act and consistent with its intent to be treated as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). References in this Prospectus to investments by, and activities and risks of, the Commodity Strategies Global Macro Fund may also include investments by, and activities and risks of, the Subsidiary.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Commodity Strategies Global Macro Fund is set forth below. Because the Commodity Strategies Global Macro Fund may be considered to be investing indirectly through its Subsidiary, references to the Commodity Strategies Global Macro Fund’s risks also include risks associated with investing in the Subsidiary. Before you decide whether to invest in the Commodity Strategies Global Macro Fund, carefully consider these risk factors associated with investing in the Commodity Strategies Global Macro Fund, which may cause investors to lose money. There can be no assurance that the Commodity Strategies Global Macro Fund will achieve its investment objectives.

Futures Strategy/Commodities Risk. Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Commodity Strategies Global Macro Fund to greater volatility than cash market investments in securities. Prices of commodities and related contracts may fluctuate significantly and unpredictably over short periods for a variety of reasons, including changes in interest rates, overall market movements, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Using derivatives can have a leveraging effect and increase fund volatility. A small investment in derivatives could have a potentially large impact on the Commodity Strategies Global Macro Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Commodity Strategies Global Macro Fund may not correlate with the value of the underlying instrument or the Commodity Strategies Global Macro Fund’s other investments. Risks associated with derivatives trading include, but are not limited to, illiquidity risk, operational leverage risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, the Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Commodity Strategies Global Macro Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Commodity Strategies Global Macro Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Commodity Strategies Global Macro Fund’s performance. To the extent that the Commodity Strategies Global Macro Fund invests in over-the-counter options, the Commodity Strategies Global Macro Fund may be exposed to counterparty risk.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Commodity Strategies Global Macro Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Commodity Strategies Global Macro Fund participate, or factors relating to specific companies in which the Commodity Strategies Global Macro Fund invests.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer term and lower rated securities are more volatile than shorter-term and higher rated securities.

Credit Risk. If an issuer or guarantor of a debt security held by the Commodity Strategies Global Macro Fund or a counterparty to a financial contract with the Commodity Strategies Global Macro Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Commodity Strategies Global Macro Fund’s portfolio will typically decline.

Liquidity Risk. The Commodity Strategies Global Macro Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil. If the Commodity Strategies Global Macro Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Commodity Strategies Global Macro Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Commodity Strategies Global Macro Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Commodity Strategies Global Macro Fund’s investment in such investments) even if they are covered.

Leveraging Risk. Certain transactions the Commodity Strategies Global Macro Fund and/or the Subsidiary may undertake, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Commodity Strategies Global Macro Fund’s investments and make the Commodity Strategies Global Macro Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Commodity Strategies Global Fund would otherwise have, potentially resulting in the loss of all assets. The Commodity Strategies Global Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Subsidiary Risk. By investing in the Subsidiary, the Commodity Strategies Global Macro Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not itself subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands, under which the Fund and Subsidiary are organized and operated, as applicable, could prevent the Commodity Strategies Global Macro Fund or the Subsidiary from operating as described in this Prospectus and could negatively affect the Commodity Strategies Global Macro Fund and its shareholders.

Tax Risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Commodity Strategies Global Macro Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives does not constitute “qualifying income.” However, the IRS has issued private letter rulings concluding that certain income derived by a regulated investment company from a wholly-owned subsidiary, such as the Subsidiary, which invests commodities and commodity-linked derivatives constitutes “qualifying income.”

The IRS has suspended the issuance of such rulings and is reviewing its policy in this area, and the Commodity Strategies Global Macro Fund has not applied for or received such a ruling from the IRS. It is possible that, as a consequence of its current review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that these items would not constitute “qualifying income.” The tax treatment of the Fund’s investment in commodity interests or in the Subsidiary could also be adversely affected by future legislation or Treasury regulations.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Commodity Strategies Global Macro Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries may have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Foreign Sovereign Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Similarly, investments that speculate on the appreciation of the U.S. Dollar are subject to the risk that the U.S. Dollar may decline in value relative to foreign currencies. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Small- and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or the market averages in general. In addition, such companies are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Commodity Strategies Global Macro Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the borrowed security or other instrument increases between the date of the short sale and the date on which the Commodity Strategies Global Macro Fund replaces the borrowed security or other instrument, the Commodity Strategies Global Macro Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses or may result in greater losses for the Fund’s portfolio.

Valuation Risk. The sales price the Commodity Strategies Global Macro Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Commodity Strategies Global Macro Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Active Management and Strategy Risk. The value of your investment depends on the judgment of the Commodity Strategies Global Macro Fund’s Sub-Advisor. The investment strategies employed by the Commodity Strategies Global Macro Fund’s Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-Diversification Risk. The Commodity Strategies Global Macro Fund is classified as “non-diversified,” which means the Commodity Strategies Global Macro Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers may expose the Commodity Strategies Global Macro Fund to greater volatility and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Commodity Strategies Global Macro Fund, carefully consider these risk factors associated with investing in the Commodity Strategies Global Macro Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Commodity Strategies Global Macro Fund is classified as “non-diversified,” which means the Commodity Strategies Global Macro Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers may expose the Commodity Strategies Global Macro Fund to greater volatility and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Advisor Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.silverpepperfunds.com, or by calling the Fund at 1-855-554-5540. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Advisor Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-855-554-5540
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.silverpepperfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Advisor Class Shares For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return as of September 30, 2015 was (6.65)%.

Advisor Class
Highest Calendar Quarter Return at NAV	0.70%	Quarter Ended 6/30/2014
Lowest Calendar Quarter Return at NAV	(5.38)%	Quarter Ended 12/31/2014

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(6.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.38%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class shares only and after-tax returns for classes other than Advisor Class will vary from returns shown for Advisor Class shares.
SilverPepper Commodity Strategies Global Macro Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPCAX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	silverpepper_WireFee	$ 20.00
Overnight check delivery fee	silverpepper_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.25%
Dividend and interest expense on short sales	rr_Component2OtherExpensesOverAssets	0.02%
All other expenses	rr_Component3OtherExpensesOverAssets	0.33%
Subsidiary expenses	silverpepper_SubsidiaryExpenses	0.04%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.64%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%
Recoupment of fees waived and/or expenses reimbursed	silverpepper_FeeRecoupment	0.09%	[3]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses)	rr_NetExpensesOverAssets	2.23%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 217
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	670
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,149
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,472
2014	rr_AnnualReturn2014	(6.89%)
1 Year	rr_AverageAnnualReturnYear01	(6.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Commodity Strategies Global Macro Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPCIX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	silverpepper_WireFee	$ 20.00
Overnight check delivery fee	silverpepper_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	none
Dividend and interest expense on short sales	rr_Component2OtherExpensesOverAssets	0.02%
All other expenses	rr_Component3OtherExpensesOverAssets	0.33%
Subsidiary expenses	silverpepper_SubsidiaryExpenses	0.04%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%
Recoupment of fees waived and/or expenses reimbursed	silverpepper_FeeRecoupment	0.09%	[3]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses)	rr_NetExpensesOverAssets	1.98%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 192
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	594
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,021
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,212
1 Year	rr_AverageAnnualReturnYear01	(6.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Commodity Strategies Global Macro Fund | Return After Taxes on Distributions | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.89%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.86%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[4]
SilverPepper Commodity Strategies Global Macro Fund | Return After Taxes on Distributions and Sale of Fund Shares | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.90%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.46%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[4]
SilverPepper Commodity Strategies Global Macro Fund | Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Merger Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION SILVERPEPPER MERGER ARBITRAGE FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives:
Investment objective	rr_ObjectivePrimaryTextBlock

The primary investment objective of the SilverPepper Merger Arbitrage Fund (the “Merger Arbitrage Fund”) is to seek returns that are largely uncorrelated with the returns of the general stock market. The Merger Arbitrage Fund also seeks capital appreciation.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Merger Arbitrage Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2025
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Merger Arbitrage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Merger Arbitrage Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Merger Arbitrage Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 817% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	817.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Merger Arbitrage Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Merger Arbitrage Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Merger Arbitrage Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Merger arbitrage is an investment strategy that specializes in buying the publicly-traded common or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition. Investments in companies that are involved in these life-changing events have both risk and return characteristics that are markedly different from investing in the stock market in general. Under normal market conditions, the Merger Arbitrage Fund will primarily invest using merger arbitrage strategies.

Traditional stock investing, and its risks and returns, are tied not only to company-specific factors such as profitability and prospects for growth, but also to broader economic factors such as interest rates, inflation, global trade and political risks. In contrast, both the risk and return of merger-arbitrage investing are largely isolated from the daily gyrations of the stock market, and instead are dependent on the successful or unsuccessful completion of a merger or acquisition. As a function of its investment strategy, merger-arbitrage investing creates returns that are largely uncorrelated with, or independent of, the returns of the stock market.

The typical merger-arbitrage strategy seeks to generate a return by purchasing the stock of the company being acquired, which is commonly known as the target company (the “target”), while shorting the stock of the acquiring company. The purpose of the strategy is to profit by earning the “spread,” or difference in price, between:

1. The current trading price of the target company following the announcement of the merger, and

2. The contractual price to be paid for the target company in the future when the transaction closes.

This spread, or the return that can be earned, is usually relatively narrow–offering a modest nominal total return. However, since a merger transaction generally is completed in three to four months, this modest return translates into higher annualized returns.

Every merger transaction has a unique set of risks and deal terms. Since the risks of each transaction, not the general movement of the stock market, drive the returns and risks of the Merger Arbitrage Fund, assessing the risks of each merger event is critical.

Brown Trout Management, LLC (“Brown Trout” or the “Sub-Advisor”) is the Sub-Advisor for the Merger Arbitrage Fund and is responsible for the day-to-day management of the Fund. Brown Trout specializes in merger-arbitrage investing and has significant experience and expertise in assessing the risk and return tradeoff of investing in companies involved in a publicly announced merger. After the announcement of a merger, Brown Trout explores the opportunity of investing in the transaction. If Brown Trout believes the merger is attractive and meets Brown Trout’s guidelines, the Merger Arbitrage Fund will initiate an opening position in the transaction.

The Merger Arbitrage Fund’s Sub-Advisor has the ability to invest in a wide array of event-driven transactions, but will primarily invest in mergers or acquisitions that are initiated and announced by well-financed companies that are also strategic acquirers. Brown Trout believes transactions with these characteristics provide the best risk-adjusted returns. Brown Trout continuously monitors a pending transaction for all the elements of potential risk, including regulatory-approval risk, changes in deal terms, financing and shareholder approval. Brown Trout may actively buy or sell merger investments based on their assessment of the merger's risks and profit opportunity.

The Merger Arbitrage Fund is not limited by market capitalization or industry. It will invest in transactions as small as $100 million in value, across industries, sectors and geographies, although it will invest predominately in companies located in the U.S. and Canada. Although the fund may invest in transactions across industries and sectors, it may, from time to time, focus its investments in one or more industries or sectors. The Fund may engage in frequent and active trading.

In executing the Merger Arbitrage Fund’s strategy, Brown Trout generally expects to employ leverage and to use a variety of hedging techniques including those involving short sales and options.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. and Canadian issuers, which may include American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Merger Arbitrage Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer issuers than a “diversified” mutual fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Merger Arbitrage Fund are described below. Before you decide whether to invest in the Merger Arbitrage Fund, carefully consider these risk factors associated with investing in the Merger Arbitrage Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Merger and Other Arbitrage Transactions Risk. The Merger Arbitrage Fund invests or takes short positions in securities of companies that are the subject of an acquisition. When Brown Trout determines that it is probable that an acquisition will be consummated, the Merger Arbitrage Fund may purchase securities at prices often only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). Likewise, when Brown Trout believes it is likely that a transaction will not be consummated, the Merger Arbitrage Fund may take short positions in such securities in order to capture the difference attributable to the perceived market overvaluation of the acquisition target. In the case of an investment in a potential acquisition target, if the proposed merger, exchange offer or cash tender offer appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security to be tendered or exchanged will usually decline sharply, resulting in a loss to the Merger Arbitrage Fund. The main risks of investing in a merger or acquisition transaction are typically that the transaction is renegotiated, the transaction takes longer to complete than originally planned, or the transaction is never completed. These risks may be realized for a variety of reasons, such as the inability to finance the transaction, lack of regulatory approval from either state, federal or international agencies or the failure of shareholders to approve the transaction. If a merger is not completed, the Merger Arbitrage Fund could incur a loss.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Merger Arbitrage Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Merger Arbitrage Fund participate, or factors relating to specific companies in which the Merger Arbitrage Fund invests.

Micro-, Small- and Mid-Cap Company Risk. The securities of micro-capitalization, small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks generally applicable to equity securities but is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, which will typically cause preferred stock to decline in value if interest rates rise.

Liquidity Risk. The Merger Arbitrage Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Merger Arbitrage Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Merger Arbitrage Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Merger Arbitrage Fund’s investments in depository receipts are also subject to these risks.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Merger Arbitrage Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Merger Arbitrage Fund replaces the security or other instrument borrowed to make the short sale, the Merger Arbitrage Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses or may result in greater losses for the Fund’s portfolio.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Merger Arbitrage Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Merger Arbitrage Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Merger Arbitrage Fund’s performance. To the extent that the Merger Arbitrage Fund invests in over-the-counter options, the Merger Arbitrage Fund may be exposed to counterparty risk.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to, one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Using derivatives can have a leveraging effect and increase fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Merger Arbitrage Fund may not correlate with the value of the underlying instrument or the Merger Arbitrage Fund’s other investments. Risks associated with derivatives trading include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, the Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Leveraging Risk. Certain transactions the Merger Arbitrage Fund may undertake, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Merger Arbitrage Fund’s investments and make the Merger Arbitrage Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Merger Arbitrage Fund would otherwise have had, potentially resulting in the loss of all assets. The Merger Arbitrage Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Merger Arbitrage Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Merger Arbitrage Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Merger Arbitrage Fund’s investment in such investments) even if they are covered.

Sector Focus Risk. The Merger Arbitrage Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Portfolio Turnover Risk. Mergers and acquisitions in which the Fund invests typically close in 3-6 months. The result is that the Fund’s opportunity in those deals has ended and it will look to invest in new deals. This will lead to higher turnover than what may occur in the average mutual fund. Active and frequent trading of the Merger Arbitrage Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Active Management and Strategy Risk. The value of your investment depends on the judgment of the Merger Arbitrage Fund’s Sub-Advisor. The investment strategies employed by the Merger Arbitrage Fund’s Sub-Advisor in selecting investments for the Merger Arbitrage Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-Diversification Risk. The Merger Arbitrage Fund is classified as “non-diversified,’ which means the Merger Arbitrage Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Merger Arbitrage Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Merger Arbitrage Fund, carefully consider these risk factors associated with investing in the Merger Arbitrage Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Merger Arbitrage Fund is classified as “non-diversified,’ which means the Merger Arbitrage Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Merger Arbitrage Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indices. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.silverpepperfunds.com, or by calling the Fund at 1-855-554-5540. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indices.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-855-554-5540
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.silverpepperfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return as of September 30, 2015 was 4.37%.

Institutional Class
Highest Calendar Quarter Return at NAV	1.04%	Quarter Ended 12/31/2014
Lowest Calendar Quarter Return at NAV	0.10%	Quarter Ended 03/31/2014

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Year to Date Return	rr_BarChartYearToDateReturn	4.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.10%
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.
SilverPepper Merger Arbitrage Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPABX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	silverpepper_WireFee	$ 20.00
Overnight check delivery fee	silverpepper_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.25%
Dividend and interest expense on short sales	rr_Component2OtherExpensesOverAssets	1.05%
All other expenses	rr_Component3OtherExpensesOverAssets	4.48%
Other expenses	rr_OtherExpensesOverAssets	5.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.28%
Fee waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(3.99%)	[5]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses)	rr_NetExpensesOverAssets	3.29%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 332
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,779
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,161
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 6,350
1 Year	rr_AverageAnnualReturnYear01	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Merger Arbitrage Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPAIX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	silverpepper_WireFee	$ 20.00
Overnight check delivery fee	silverpepper_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	none
Dividend and interest expense on short sales	rr_Component2OtherExpensesOverAssets	1.05%
All other expenses	rr_Component3OtherExpensesOverAssets	4.48%
Other expenses	rr_OtherExpensesOverAssets	5.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.03%
Fee waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(3.99%)	[5]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses)	rr_NetExpensesOverAssets	3.04%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 307
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,712
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,060
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 6,198
2014	rr_AnnualReturn2014	2.44%
1 Year	rr_AverageAnnualReturnYear01	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Merger Arbitrage Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.29%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[6]
SilverPepper Merger Arbitrage Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[6]
SilverPepper Merger Arbitrage Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	17.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013

[1]	Management fees include a management fee paid to the Advisor (as defined herein) by the Subsidiary (as defined herein) at the annual rate of 1.50% of the Subsidiary's average daily net assets. The Advisor will not collect advisory fees with respect to assets held by the Subsidiary at both the Fund level and the Subsidiary level. Accordingly, the Advisor has contractually agreed, for so long as the Commodity Strategies Global Macro Fund invests in the Subsidiary, to waive the management fee it receives from the Commodity Strategies Global Macro Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking may not be terminated unless the Advisor obtains the prior approval of the Commodity Strategies Global Macro Fund's Board of Trustees.
[2]	Subsidiary expenses will be borne indirectly by the Commodity Strategies Global Macro Fund as a result of investing through the Subsidiary.
[3]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Commodity Strategies Global Macro Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Commodity Strategies Global Macro Fund's Advisor Class and Institutional Class shares, respectively. This agreement is in effect until November 1, 2025 and it may be terminated or amended prior to the end of the term with the approval of the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Commodity Strategies Global Macro Fund, subject to certain limitations, of fees waived or payments made to the Commodity Strategies Global Macro Fund for a period ending three full fiscal years after the date of the waiver or payment.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Advisor Class shares only and after-tax returns for classes other than Advisor Class will vary from returns shown for Advisor Class shares.
[5]	The Merger Arbitrage Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Merger Arbitrage Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Merger Arbitrage Fund's Advisor Class and Institutional Class shares, respectively. This agreement is in effect until November 1, 2025 and it may be terminated or amended prior to the end of the term with the approval of the Trust's Board of Trustees. The Merger Arbitrage Fund's advisor is permitted to seek reimbursement from the Merger Arbitrage Fund, subject to certain limitations, of fees waived or payments made to the Merger Arbitrage Fund for a period ending three full fiscal years after the date of the waiver or payment.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.